Note 15 - Stock-based Compensation - Options Outstanding and Vested Stock Options (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Number of options outstanding (in shares)	172,093,650
Options outstanding, weighted average remaining contractual life (Year)	3 years 284 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 0.0611	$ 0.0558
Options exercisable, number exercisable and vested (in shares)	130,501,200
Options exercisable, weighted average exercise price (in dollars per share)	$ 0.0518
Range 1 [Member]
Exercise price range, lower limit (in dollars per share)	0.02655
Exercise price range, upper limit (in dollars per share)	$ 0.031414
Number of options outstanding (in shares)	47,139,400
Options outstanding, weighted average remaining contractual life (Year)	3 years 317 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 0.0307
Options exercisable, number exercisable and vested (in shares)	41,635,550
Options exercisable, weighted average exercise price (in dollars per share)	$ 0.0307
Range 2 [Member]
Exercise price range, lower limit (in dollars per share)	0.03188
Exercise price range, upper limit (in dollars per share)	$ 0.047272
Number of options outstanding (in shares)	31,971,300
Options outstanding, weighted average remaining contractual life (Year)	5 years 7 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 0.0371
Options exercisable, number exercisable and vested (in shares)	21,626,250
Options exercisable, weighted average exercise price (in dollars per share)	$ 0.0389
Range 3 [Member]
Exercise price range, lower limit (in dollars per share)	0.05066
Exercise price range, upper limit (in dollars per share)	$ 0.06909
Number of options outstanding (in shares)	31,535,400
Options outstanding, weighted average remaining contractual life (Year)	1 year 65 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 0.0575
Options exercisable, number exercisable and vested (in shares)	31,266,900
Options exercisable, weighted average exercise price (in dollars per share)	$ 0.0574
Range 4 [Member]
Exercise price range, lower limit (in dollars per share)	0.075
Exercise price range, upper limit (in dollars per share)	$ 0.08
Number of options outstanding (in shares)	35,437,550
Options outstanding, weighted average remaining contractual life (Year)	1 year 302 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 0.0783
Options exercisable, number exercisable and vested (in shares)	35,437,550
Options exercisable, weighted average exercise price (in dollars per share)	$ 0.0783
Range 5 [Member]
Exercise price range, lower limit (in dollars per share)	0.127
Exercise price range, upper limit (in dollars per share)	$ 0.12707
Number of options outstanding (in shares)	26,010,000
Options outstanding, weighted average remaining contractual life (Year)	7 years 335 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 0.127
Options exercisable, number exercisable and vested (in shares)	534,950
Options exercisable, weighted average exercise price (in dollars per share)	$ 0.127